Business Segments (Tables)	12 Months Ended
Dec. 31, 2022
Reportable Segment Information

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
	(as adjusted)
2022
Revenues from:
External Customers	$11,292.8	$5,489.6	$357.5	$2,448.9	$50.7		$—		$19,639.5
Other Operating Segments	184.7	22.4	1,319.5	18.0	59.2		(1,603.8)		—
Total Revenues	$11,477.5	$5,512.0	$1,677.0	$2,466.9	$109.9		$(1,603.8)		$19,639.5

Loss on the Expected Sale of the Kentucky Operations	$—	$—	$—	$—	$363.3		$—		$363.3
Asset Impairments and Other Related Charges	24.9	—	—	—	23.9		—		48.8
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset	(37.0)	—	—	—	—		—		(37.0)
Gain on Sale of Mineral Rights	—	—	—	(116.3)	—		—		(116.3)
Depreciation and Amortization	2,007.2	746.7	355.0	93.0	0.9		—		3,202.8
Interest Expense	650.9	328.0	169.3	51.8	308.9		(112.8)		1,396.1
Income Tax Expense (Benefit)	(93.8)	116.9	193.6	(83.1)	(128.2)		—		5.4
Equity Earnings (Loss) of Unconsolidated Subsidiaries	1.4	0.6	83.4	(192.4)	(2.4)		—		(109.4)
Net Income (Loss)	$1,296.2	$595.7	$676.8	$274.5	$(537.6)		$—		$2,305.6

Gross Property Additions	$4,164.6	$2,177.3	$1,470.8	$69.2	$25.9		$(28.8)		$7,879.0

Total Assets	$49,761.8	$22,920.2	$15,215.8	$4,520.1	$6,768.4	(b)	$(5,783.0)	(c)	$93,403.3

Investments in Equity Method Investees	$10.1	$3.0	$858.3	$337.6	$67.7		$—		$1,276.7

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2021
Revenues from:
External Customers	$9,852.2	$4,464.1	$351.1	$2,108.3	$16.3		$—		$16,792.0
Other Operating Segments	146.3	28.8	1,175.1	55.4	55.9		(1,461.5)		—
Total Revenues	$9,998.5	$4,492.9	$1,526.2	$2,163.7	$72.2		$(1,461.5)		$16,792.0

Asset Impairments and Other Related Charges	$11.6	$—	$—	$—	$—		$—		$11.6
Depreciation and Amortization	1,747.6	690.3	306.0	80.9	0.9		—		2,825.7
Interest Expense	574.2	300.9	146.3	15.6	180.8		(18.7)		1,199.1
Income Tax Expense (Benefit)	(11.2)	77.5	159.6	(48.8)	(61.6)		—		115.5
Equity Earnings (Loss) of Unconsolidated Subsidiaries	3.4	—	75.0	(10.6)	23.9		—		91.7
Net Income (Loss)	$1,116.7	$543.4	$682.0	$210.2	$(64.2)		$—		$2,488.1

Gross Property Additions	$2,963.1	$1,766.0	$1,468.6	$232.8	$25.5		$(29.2)		$6,426.8

Total Assets	$46,974.2	$21,120.2	$13,873.3	$4,263.6	$5,846.5	(b)	$(4,409.1)	(c)	$87,668.7

Investments in Equity Method Investees	$33.5	$2.5	$830.4	$487.8	$93.3		$—		$1,447.5

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)	Reconciling Adjustments	Consolidated
	(in millions)
2020
Revenues from:
External Customers	$8,753.2	$4,238.7	$297.4	$1,621.0	$8.2	$—	$14,918.5
Other Operating Segments	126.2	107.2	901.4	104.6	88.6	(1,328.0)	—
Total Revenues	$8,879.4	$4,345.9	$1,198.8	$1,725.6	$96.8	$(1,328.0)	$14,918.5

Depreciation and Amortization	$1,600.5	$751.1	$257.6	$72.8	$0.8	$—	$2,682.8
Interest Expense	565.0	289.2	133.2	24.0	196.4	(42.1)	1,165.7
Income Tax Expense (Benefit)	(7.0)	29.7	130.8	(108.0)	(5.0)	—	40.5
Equity Earnings of Unconsolidated Subsidiaries	2.9	—	82.4	3.2	2.6	—	91.1
Net Income (Loss)	$1,064.5	$496.4	$508.5	$216.9	$(89.6)	$—	$2,196.7

Gross Property Additions	$2,291.2	$2,108.1	$1,649.3	$197.0	$16.0	$(15.3)	$6,246.3

Investments in Equity Method Investees	$37.1	$2.1	$831.3	$467.0	$68.8	$—	$1,406.3

(a)Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.
(b)Includes elimination of AEP Parent’s investments in wholly-owned subsidiary companies.
(c)Reconciling Adjustments for Total Assets primarily include elimination of intercompany advances to affiliates and intercompany accounts receivable.

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2022	(in millions)
Revenues from:
External Customers	$340.9	$—		$—		$340.9
Sales to AEP Affiliates	1,283.8	—		—		1,283.8
Other Revenues	(0.2)	—		—		(0.2)
Total Revenues	$1,624.5	$—		$—		$1,624.5

Depreciation and Amortization	$346.2	$—		$—		$346.2
Interest Income	0.7	177.8		(176.9)	(a)	1.6
Allowance for Equity Funds Used During Construction	70.7	—		—		70.7
Interest Expense	162.5	177.1		(176.9)	(a)	162.7
Income Tax Expense	169.1	—		—		169.1
Net Income	$594.2	$—	(b)	$—		$594.2

Gross Property Additions	$1,468.3	$—		$—		$1,468.3

Total Assets	$13,875.6	$4,817.4	(c)	$(4,878.8)	(d)	$13,814.2

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2021	(in millions)
Revenues from:
External Customers	$315.1	$—		$—		$315.1
Sales to AEP Affiliates	1,153.9	—		—		1,153.9
Other Revenues	0.3	—		—		0.3
Total Revenues	$1,469.3	$—		$—		$1,469.3

Depreciation and Amortization	$297.3	$—		$—		$297.3
Interest Income	0.1	158.1		(157.7)	(a)	0.5
Allowance for Equity Funds Used During Construction	67.2	—		—		67.2
Interest Expense	141.2	157.7		(157.7)	(a)	141.2
Income Tax Expense	144.1	—		—		144.1
Net Income	$591.5	$0.2	(b)	$—		$591.7

Gross Property Additions	$1,442.7	$—		$—		$1,442.7

Total Assets	$12,564.3	$4,389.5	(c)	$(4,429.4)	(d)	$12,524.4

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2020	(in millions)
Revenues from:
External Customers	$248.8	$—		$—		$248.8
Sales to AEP Affiliates	896.3	—		—		896.3
Other Revenue	0.6	—		—		0.6
Total Revenues	$1,145.7	$—		$—		$1,145.7

Depreciation and Amortization	$249.0	$—		$—		$249.0
Interest Income	0.9	149.6		(148.1)	(a)	2.4
Allowance for Equity Funds Used During Construction	74.0	—		—		74.0
Interest Expense	127.8	148.1		(148.1)	(a)	127.8
Income Tax Expense	106.5	0.2		—		106.7
Net Income	$422.3	$1.1	(b)	$—		$423.4

Gross Property Additions	$1,621.9	$—		$—		$1,621.9

(a)    Elimination of intercompany interest income/interest expense on affiliated debt arrangement.
(b)    Includes elimination of AEPTCo Parent’s equity earnings in the State Transcos.
(c)    Primarily relates to Notes Receivable from the State Transcos.
(d)    Primarily relates to elimination of Notes Receivable from the State Transcos.